Corporate and Group Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Corporate and Group Information [Line Items]
Preference shares (in Dollars) | $	$ 4,450,419
Ordinary shares warrants	33,379,256
Preferred shares warrants	14,486,506
Share exchange ratio	0.307212
Warrants shares	20,067,574
Public warrants	19,833,035
Private warrants	6,449,936
Ordinary shares of bridgetown	24,515,133
Warrant of brindgetown	26,282,971
Bridgetown’s ordinary per shares (in Dollars per share) | $ / shares	$ 6.15
Profit loss expenses (in Dollars) | $	$ 67,027,000
Class A Ordinary Shares [Member]
Corporate and Group Information [Line Items]
Ordinary share exchange	10,254,474
Exchange of shares	24,515,133
Ordinary shares	451,839
Class B Ordinary Shares [Member]
Corporate and Group Information [Line Items]
Exchange of shares	24,515,133
Private warrants [Member]
Corporate and Group Information [Line Items]
Warrants shares	20,067,574